Operating Costs and Expenses (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Third-party services expense	R$ 996,312	R$ 754,551	R$ 636,616
Maintenance Of Electrical System [Member]
IfrsStatementLineItems [Line Items]
Third-party services expense	430,954	311,553	266,601
Maintenance Of Facilities [Member]
IfrsStatementLineItems [Line Items]
Third-party services expense	117,981	89,741	97,056
Communication Processing And Transmission Of Data [Member]
IfrsStatementLineItems [Line Items]
Third-party services expense	107,818	91,101	64,273
Consumer Service [Member]
IfrsStatementLineItems [Line Items]
Third-party services expense	100,574	83,203	66,733
Consulting And Audit [Member]
IfrsStatementLineItems [Line Items]
Third-party services expense	81,904	49,882	35,429
Meter Reading And Bill Delivery [Member]
IfrsStatementLineItems [Line Items]
Third-party services expense	58,734	53,660	52,831
Other Services [Member]
IfrsStatementLineItems [Line Items]
Third-party services expense	R$ 98,347	R$ 75,411	R$ 53,693